Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2023	Mar. 31, 2023
Reverse repurchase agreements
Total gross balance	[1]	¥ 39,992	¥ 35,030
Less: Amounts offset in the consolidated balance sheets	[2]	(23,019)	(21,196)
Total net amounts of reported on the face of the consolidated balance sheets	[3]	16,973	13,834
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(14,428)	(11,938)
Cash collateral	[4]	(38)	(14)
Net amount		2,507	1,882
Securities borrowing transactions
Total gross balance	[1]	4,793	4,280
Less: Amounts offset in the consolidated balance sheets	[2]
Total net amounts of reported on the face of the consolidated balance sheets	[3]	4,793	4,280
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(3,113)	(2,690)
Cash collateral	[4]
Net amount		1,680	1,590
Repurchase agreements
Total gross balance	[1],[5]	41,610	35,414
Less: Amounts offset in the consolidated balance sheets	[2]	(23,019)	(21,196)
Total net amounts of reported on the face of the consolidated balance sheets	[3]	18,591	14,218
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(14,843)	(11,550)
Cash collateral	[4]	(7)	(1)
Net amount		3,741	2,667
Securities lending transactions
Total gross balance	[1],[5]	2,049	1,825
Less: Amounts offset in the consolidated balance sheets	[2]
Total net amounts of reported on the face of the consolidated balance sheets	[3]	2,049	1,825
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(1,799)	(1,617)
Cash collateral	[4]
Net amount		¥ 250	¥ 208

[1]	Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2023, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥883 billion and ¥2,394 billion, respectively. As of March 31, 2023, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,449 billion and ¥137 billion, respectively. As of September 30, 2023, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥865 billion and ¥3,419 billion, respectively. As of September 30, 2023, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,371 billion and ¥167 billion, respectively.
[2]	Represent amounts offset through counterparty netting under master netting or similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.
[3]	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
[4]	Represent amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.
[5]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.